Prepayments and Other Current Assets - Additional Information (Detail) € in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Jan. 31, 2020	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2020 EUR (€)	Jan. 01, 2020 CNY (¥)
Provision for credit losses on other receivables			¥ 7,249	$ 1,037	¥ 7,082
Proceeds from collection of loans receivable			0	0	0	¥ 1,700
Loans from third parties, amount repaid			40,000
Loans receivable settled by accounts payable			5,800	$ 0	0	5,800
Allowance for credit loss on financing receivable current					¥ 4,215	285
Loans Receivable Current and Non current			¥ 4,500
Key AAV [Member]
Long term loans receivable. Agreement term	2 years	3 years
Loans receivable principal amount	¥ 1,900						€ 243	¥ 52,000
Loans receivable, interest rate	3.50%						3.50%	3.00%
Third Party [Member]
Debt instrument outstanding amount						12,000
Third Party [Member] | Not Later Than Nine Months [Member]
Debt instrument outstanding amount						2,000
Third Party [Member] | Not Later Than One Year [Member]
Debt instrument outstanding amount						2,000
Third Party [Member] | Later Than One Year And Not Later Than Two Years [Member]
Debt instrument outstanding amount						¥ 8,000